Financial assets and liabilities - Hierarchy of fair value (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financial instruments classification
Financial assets	$ 5,158	$ 5,207
Financial liabilities	5,962	5,307
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Level 1
Financial instruments classification
Financial assets	2,048	1,528
Level 2
Financial instruments classification
Financial assets	3,095	3,661
Financial liabilities	5,956	5,288
Level 3
Financial instruments classification
Financial assets	15	18
Financial liabilities	6	19
Derivatives
Financial instruments classification
Financial liabilities	725	1,017
Derivatives | Level 2
Financial instruments classification
Financial liabilities	719	998
Derivatives | Level 3
Financial instruments classification
Financial liabilities	6	19
Participative stockholders' debentures
Financial instruments classification
Financial liabilities	4,687	3,413
Participative stockholders' debentures | Level 2
Financial instruments classification
Financial liabilities	4,687	3,413
Financial guarantees
Financial instruments classification
Financial liabilities	550	877
Financial guarantees | Level 2
Financial instruments classification
Financial liabilities	550	877
Short-term investments
Financial instruments classification
Financial assets	951	771
Short-term investments | Level 1
Financial instruments classification
Financial assets	951	771
Accounts receivable
Financial instruments classification
Financial assets	2,688	3,479
Accounts receivable | Level 2
Financial instruments classification
Financial assets	2,688	3,479
Derivatives
Financial instruments classification
Financial assets	422	200
Derivatives | Level 2
Financial instruments classification
Financial assets	407	182
Derivatives | Level 3
Financial instruments classification
Financial assets	15	18
Investments in equity securities
Financial instruments classification
Financial assets	1,097	757
Investments in equity securities | Level 1
Financial instruments classification
Financial assets	$ 1,097	$ 757